Goodwill and Intangible Assets - Estimated future amortization expense of intangible assets (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Estimated future amortization expense of intangible assets
Remainder of 2022	$ 111,006
2023	88,818	$ 140,434
2024	38,166	80,940
2025	820	30,312
Total	$ 238,810	$ 251,686